Segment and geographic information - Depreciation and Capital Expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 149,268	$ 119,777	$ 120,394
Property and equipment expenditures	360,097	217,115	114,999
Operating segments
Segment Reporting Information [Line Items]
Depreciation and amortization	141,746	113,312	115,881
Operating segments | Brazil
Segment Reporting Information [Line Items]
Depreciation and amortization	68,249	55,003	54,883
Property and equipment expenditures	121,913	68,661	50,217
Operating segments | NOLAD
Segment Reporting Information [Line Items]
Depreciation and amortization	41,195	32,377	34,810
Property and equipment expenditures	113,823	69,966	23,800
Operating segments | SLAD
Segment Reporting Information [Line Items]
Depreciation and amortization	32,302	25,932	26,188
Property and equipment expenditures	122,616	78,162	40,640
Corporate and others
Segment Reporting Information [Line Items]
Depreciation and amortization	8,178	7,134	5,372
Property and equipment expenditures	1,745	326	342
Purchase price allocation
Segment Reporting Information [Line Items]
Depreciation and amortization	$ (656)	$ (669)	$ (859)